Investment in associated companies	12 Months Ended
Dec. 31, 2012
Investment in associated companies [Abstract]
Investment in associated companies
Note 16 – Investment in associated companies

The Company has the following investments that are recorded using the equity method:

	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest Bhd ("SapuraCrest")*	- *	23.6%	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	49.0%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman")	49.0%	49.0%	49.0%
C6 Technologies AS ("C6")***	-	-	50.0%
Archer ("Archer")***	39.9%	39.9%	-
Asia Offshore Drilling ("AOD")**	66.2%	33.8%	-
Sevan Drilling ("Sevan Drilling")	28.5%	28.5%	-
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50%	-	-
Seabras Sapura Holdco Ltd ("Seabras Sapura Holdco")	50%	-	-
Itaunas Drilling B.V. ("Itaunas Drilling")	30%	-	-
Camburi Drilling B.V. ("Camburi Drilling")	30%	-	-
Sahy Drilling B.V. ("Sahy Drilling")	30%	-	-

* In 2012, the Company's ownership share in SapuraCrest Petroleum Bhd was reduced from 23.5% to 6.3%. This is now accounted for as available-for-sale marketable securities.

**During 2012 the Company's ownership in AOD increased from 33.8% to 66.2%. Even though the Company has 66.2% ownership in AOD, the Company does not have control and therefore, we do not consolidate AOD into Seadrill's financial statements as of December 31, 2012. We continue to account for this as an equity method investment.

*** In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Varia Perdana	98	154	37	-
Tioman	82	1	61	-
Archer	639	1,945	685	972
AOD	32	141	6	-
Sevan Drilling	133	1,586	266	791
Seabras Sapura Participacoes	-	42	-	-
Seabras Sapura Holdco	-	117	-	117
Itaunas Drilling	5	114	109	-
Camburi Drilling	4	121	113	-
Sahy Drilling	2	109	66	36
TOTAL	995	4,330	1,343	1,916

	As of December 31, 2011
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
SapuraCrest	716	514	505	198
Varia Perdana	136	157	64	33
Tioman	80	-	70	-
Archer	638	2,176	466	1,061
AOD	49	122	3	-
Sevan Drilling	224	1,375	117	810
TOTAL	1,843	4,344	1,225	2,102

Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	-	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	-	-	(1)
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	-	-	-
Camburi Drilling	-	-	-
Sahy Drilling	-	(1)	(1)
TOTAL	2,627	(217)	(302)

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	-	(4)	(4)
Sevan Drilling	116	8	(50)
TOTAL	3,146	248	108

	Year ended December 31, 2010
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	1,043	118	122
Varia Perdana	164	99	99
Tioman	247	9	5
C6	-	(1)	(1)
TOTAL	1,454	225	225

SapuraCrest is a company incorporated and listed on the Malaysian stock exchange, which provides drilling and related services to offshore oil and gas industries in Malaysia and other countries.

Varia Perdana is a company incorporated in Malaysia, which operates a fleet of tender rigs. It is 51% owned by SapuraCrest Bhd and 49% owned by Seadrill.

Tioman is a company incorporated in Malaysia, which provides well services. It is 51% owned by SapuraCrest Bhd. and 49% owned by Seadrill.

Archer is a company listed in Oslo Stock Exchange and provides drilling and well services.

Asia Offshore Drilling was established by Mermaid Maritime Public Company Limited in late 2010 when two MOD-V B Class jack-up rigs were ordered at Keppel FELS in Singapore. AOD has additional option agreements for construction of two similar units and the Company is now responsible for the construction supervision, project management and commercial management of all of AODs jack-up rigs.

Sevan Drilling is a Norwegian public limited liability company (ASA), with its tax residency in Norway. The company was listed on the Oslo Axess in May 2011 and transferred to Oslo Stock Exchange in February 2012.

Seabras Sapura Participacoes SA is a company incorporated in Brazil, which currently constructs one pipelying vessel. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by Seadrill.

Seabras Sapura Holdco Ltd is a company incorporated in Bermuda, which currently constructs two pipelying vessels. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by Seadrill.

Itaunas Drilling BV is a company incorporated in Holland, which currently constructs a Drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

Camburi Drilling BV is a company incorporated in Holland, which currently constructs a Drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

Sahy Drilling BV is a company incorporated in Holland, which currently constructs a Drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

SapuraCrest	-	106
Tioman	7	1
Varia Perdana	108	102
Archer	121	393
AOD	117	53
Sevan Drilling	66	66
Seabras Sapura Participacoes	21	-
Seabras Sapura Holdco	59	-
Itaunas Drilling	3	-
Camburi Drilling	4	-
Sahy Drilling	3	-
Total	509	721

The quoted market prices for Archer, AOD and Sevan Drilling as at December 31, 2012, were $121 million, 137 million and 68 million, respectively. Quoted market prices for all our other equity investments are not available because these companies are not publicly traded

At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest	-	124	112
Tioman	10	5	7
Varia Perdana	105	96	100
C6	-	-	6
Archer	370	514	-
AOD	110	57	-
Sevan Drilling	189	188	-
Seabras Sapura Participacoes	22	-	-
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	3	-	-
Camburi Drilling	4	-	-
Sahy Drilling	3	-	-
Total	816	984	225